Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Conservative Portfolio - Class 1 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Variable Portfolio – Conservative Portfolio - Class 1 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Variable Portfolio – Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Conservative Portfolio - Class 1 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – Conservative Portfolio - Class 1 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Variable Portfolio – Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Conservative Portfolio - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Variable Portfolio – Conservative Portfolio - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Variable Portfolio – Conservative Portfolio - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Conservative Portfolio - Class 2 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Variable Portfolio – Conservative Portfolio - Class 2 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Variable Portfolio – Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Conservative Portfolio - Class 2 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – Conservative Portfolio - Class 2 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Variable Portfolio – Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Conservative Portfolio - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Variable Portfolio – Conservative Portfolio - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Variable Portfolio – Conservative Portfolio - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Conservative Portfolio - Class 4 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Variable Portfolio – Conservative Portfolio - Class 4 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Variable Portfolio – Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Conservative Portfolio - Class 4 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – Conservative Portfolio - Class 4 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Variable Portfolio – Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Conservative Portfolio - Class 4 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Variable Portfolio – Conservative Portfolio - Class 4 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Variable Portfolio – Conservative Portfolio - Class 4 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Variable Portfolio – Moderately Conservative Portfolio - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Variable Portfolio – Moderately Conservative Portfolio - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Variable Portfolio – Moderately Conservative Portfolio - Class 4 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Moderate Portfolio - Class 1 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Moderate Portfolio - Class 1 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Variable Portfolio – Moderate Portfolio - Class 1 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderate Portfolio - Class 1 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Moderate Portfolio - Class 1 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Moderate Portfolio - Class 1 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Moderate Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Moderate Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Moderate Portfolio - Class 1 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Moderate Portfolio - Class 1 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Moderate Portfolio - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Variable Portfolio – Moderate Portfolio - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Variable Portfolio – Moderate Portfolio - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderate Portfolio - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Moderate Portfolio - Class 2 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Moderate Portfolio - Class 2 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Variable Portfolio – Moderate Portfolio - Class 2 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderate Portfolio - Class 2 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Moderate Portfolio - Class 2 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Moderate Portfolio - Class 2 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Moderate Portfolio - Class 2 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Moderate Portfolio - Class 2 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Moderate Portfolio - Class 2 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Moderate Portfolio - Class 2 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Moderate Portfolio - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Variable Portfolio – Moderate Portfolio - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Variable Portfolio – Moderate Portfolio - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderate Portfolio - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Moderate Portfolio - Class 4 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Moderate Portfolio - Class 4 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Variable Portfolio – Moderate Portfolio - Class 4 | Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Moderate Portfolio - Class 4 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Moderate Portfolio - Class 4 | Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Moderate Portfolio - Class 4 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Moderate Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Variable Portfolio – Moderate Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Moderate Portfolio - Class 4 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Moderate Portfolio - Class 4 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Moderate Portfolio - Class 4 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Variable Portfolio – Moderate Portfolio - Class 4 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Variable Portfolio – Moderate Portfolio - Class 4 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Moderate Portfolio - Class 4 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio - Moderately Aggressive Portfolio Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Variable Portfolio – Partners Core Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | CTIVP® – American Century Diversified Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Portfolio – Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Aggressive Portfolio - Class 1 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Aggressive Portfolio - Class 1 | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Aggressive Portfolio - Class 1 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Aggressive Portfolio - Class 1 | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio - Class 1 | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Aggressive Portfolio - Class 1 | Variable Portfolio – Partners International Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Aggressive Portfolio - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Variable Portfolio – Aggressive Portfolio - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Variable Portfolio – Aggressive Portfolio - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Aggressive Portfolio - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Portfolio – Aggressive Portfolio - Class 2 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Aggressive Portfolio - Class 2 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Portfolio – Aggressive Portfolio - Class 2 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Aggressive Portfolio - Class 2 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Aggressive Portfolio - Class 2 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Aggressive Portfolio - Class 2 | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Aggressive Portfolio - Class 2 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Aggressive Portfolio - Class 2 | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio - Class 2 | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Aggressive Portfolio - Class 2 | Variable Portfolio – Partners International Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Aggressive Portfolio - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Variable Portfolio – Aggressive Portfolio - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Variable Portfolio – Aggressive Portfolio - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Aggressive Portfolio - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Portfolio – Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Portfolio – Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Portfolio – Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Aggressive Portfolio - Class 4 | Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Aggressive Portfolio - Class 4 | Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Aggressive Portfolio - Class 4 | CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Portfolio – Aggressive Portfolio - Class 4 | CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Aggressive Portfolio - Class 4 | CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Variable Portfolio – Aggressive Portfolio - Class 4 | Variable Portfolio – Partners International Value Fund, Class 1 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Aggressive Portfolio - Class 4 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Variable Portfolio – Aggressive Portfolio - Class 4 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Variable Portfolio – Aggressive Portfolio - Class 4 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Aggressive Portfolio - Class 4 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%